Loan Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year
Provision	1,353
Exchange difference	2
Balance at end of the year	$ 1,355